STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 10,000,000 shares of undesignated preferred stock with a $0.001 par value. As of September 30, 2019, no preferred shares have been issued and these shares are considered blank check preferred shares with no terms, limitations, or rights associated with them.

Common Stock

The Company has authorized 200,000,000 shares of common stock with a $0.001 par value per share. The holders of common stock are entitled to one vote for each share of common stock held at the time of vote. As of September 30, 2019, the Company had 19,250,626 shares outstanding or deemed outstanding.

Shares Issued for Services

On August 8, 2018, the Company entered into a one-year agreement with an advisor for consulting services. Pursuant to the agreement, as amended, the Company has the right to pay $5,000 or issue the advisor a maximum of 6,667 shares of common stock on a quarterly basis, beginning the quarter ended December 31, 2018. The Company elected to issue 20,001 shares for the services provided during the nine months ended September 30, 2019 at a value of $0.04 per share or $840.

On August 28, 2018, the Company entered into a one-year agreement with an advisor for consulting services. Pursuant to the agreement, as amended, the Company has the right to pay $5,000 or issue the advisor a maximum of 6,667 shares of common stock on a quarterly basis, beginning the quarter ended December 31, 2018. The Company elected to issue 20,001 shares for the services provided during the nine months ended September 30, 2019 at a value of $0.04 per share or $840.

On September 1, 2019, the Company entered into a four-month agreement with an advisor for consulting services. Pursuant to the agreement, the Company shall pay the advisor 5,000 shares of common stock a month. As of September 30, 2019, the Company has issued 5,000 shares for services provided by the advisor at a value of $0.04 per share or $200.

Warrants

The following table summarized the warrant activity for the nine months ended September 30, 2019:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2018	402,250	$0.40	4.72	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, September 30, 2019	402,250	$0.40	3.98	$-

Exercisable, September 30, 2019	402,250	$0.40	3.98	$-

Options

On January 14, 2019, the Board of Directors approved the issuance of options to purchase an aggregate of 800,000 and 200,000 share of common stock to Boris Goldstein and Vadim Sakharov, respectively. The options have an exercise price of $0.75 per share which will vest over a 24-month period as follows: 25% (or 200,000 and 50,000, respectively) shall vest six months after the grant date with the remaining options will vest on a monthly basis at a rate of 1/24th per month. The options will expire on January 14, 2029. The aggregate fair value of $17,111 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 10 years, (ii) volatility of 77%, (iii) risk free rate of 2.71% (iv) dividend rate of zero, (v) stock price of $0.042, and (vi) exercise price of $0.75. The expense will be amortized over the vesting period and a total of $8,819 was recorded during the nine months ended September 30, 2019.

On January 25, 2019, the Company appointed Jesse W. Crowne as the Company’s new Chief Executive Officer. In connection with this appointment, the Company and Mr. Crowne entered into an employment agreement effective as of January 25, 2019. As part of his compensation, Mr. Crowne received options to purchase 800,000 shares of the Company’s common stock at an exercise price of $0.75 per share, of which 200,000 vest on the one year anniversary of the date of grant and the remaining 600,000 shares vest ratably on a quarterly basis over the following two years. The options will expire January 25, 2029. Under certain circumstances, the Company would be obligated to grant options to purchase an additional 200,000 shares at substantially similar terms. The fair value of $13,714 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 10 years, (ii) volatility of 77%, (iii) risk free rate of 2.76% (iv) dividend rate of zero, (v) stock price of $0.042, and (vi) exercise price of $0.75. On May 31, 2019, Mr. Crowne resigned as Chief Executive Officer, but remains as a director on the Company’s Board. As a result of his resignation, his options were cancelled. The fair value of the stock option expense was amortized over the vesting period and a total of $2,366 was recorded through May 31, 2019.

The following table summarized the option activity for the nine months ended September 30, 2019:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2018	-	$-	-	$-
Granted	1,800,000	0.75	10	-
Forfeited	(800,000)	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, September 30, 2019	1,000,000	$0.75	9.30	$-

Exercisable, September 30, 2019	375,000	$0.75	9.30	$-

For future periods, the remaining value of the stock options totaling approximately $5,927 will be amortized into the statement of operations consistent with the period for which the services will be rendered.

NOTE 8 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company has authorized 10,000,000 shares of undesignated preferred stock with a $0.001 par value. As of December 31, 2018, no preferred shares have been issued and these shares are considered blank check preferred shares with no terms, limitations, or rights associated with them.

Common Stock

The Company has authorized 200,000,000 shares of common stock with a $0.001 par value per share. The holders of common stock are entitled to one vote for each share of common stock held at the time of vote. As of December 31, 2018, the Company has deemed 19,205,624 shares outstanding or deemed outstanding.

Shares Issued for Services

On May 5, 2018, the Company entered into an agreement with a third-party consultant to provide services to the Company over an indefinite period until either party provides written notice of termination with thirty days notice. As compensation for such services, the Company has agreed to pay the consultant $75 an hour in cash and $75 an hour in shares of common stock with a monthly cap of $6,500 in cash and $6,500 a month in shares of common stock. The Company has additionally agreed to pay the consultant 1.5% of the gross revenue during the term of the agreement and six months after. On September 17, 2018, the agreement was amended related to services performed from July 1, 2018 through August 31, 2018. The Company has agreed to pay 10,134 shares of common stock for services performed during such time. The shares were valued at $0.05 per share or $734. No shares were earned prior to July 1, 2018. Commencing September 1, 2018, the May 5, 2018 consulting agreement shall be in accordance with the terms stated above and from September through December 31, 2018, the Company issued an additional 13,000 shares to the consultant at an average fair market value of $0.04 per share or $562.

For services rendered from July 2018 through September 2018, the Company agreed to issue 70,000 shares of common stock to a consultant pursuant to an agreement dated October 10, 2018. The Company valued the shares at $0.04 per share based on fair market value or $3,290. No further compensation is due to this consultant.

On August 8, 2018, the Company entered into a one-year agreement with an advisor for consulting services. Pursuant to the agreement, as amended, the Company has the right to pay $5,000 or issue the advisor a maximum of 6,667 shares of common stock on a quarterly basis, beginning the quarter ended December 31, 2018. The Company elected to issue 6,667 shares for the services provided in the quarter ended December 31, 2018 at a value of $0.04 per share or $280.

On August 28, 2018, the Company entered into a one-year agreement with an advisor for consulting services. Pursuant to the agreement, as amended, the Company has the right to pay $5,000 or issue the advisor a maximum of 6,667 shares of common stock on a quarterly basis, beginning the quarter ended December 31, 2018. The Company elected to issue 6,667 shares for the services provided in the quarter ended December 31, 2018 at a value of $0.04 per share or $280.

Shares issued for conversion of convertible debt

During the year ended December 31, 2018, the Company issued 5,687,630 shares of its common stock at a conversion price of $0.40 as a result of the conversion of principal and interest in the aggregate amount of $2,275,050 underlying the outstanding convertible notes converted during the period.

Warrants

During the year ended December 31, 2018, cash consideration of $45,380 was paid and 167,875 warrants were issued to a third party on September 20, 2018 for services rendered in connection with the issuance of the convertible notes related to the Bridge Financing Transaction. During the year ended December 31, 2017 a total of 234,375 warrants were issued. The warrants are immediately exercisable upon issuance at a per share price of $0.40 and expire on September 20, 2023. The Company calculated the fair value of the warrants and recorded a total debt discount in the amount of $4,735 which was amortized through September 21, 2018, the date of the reverse merger. The fair value was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life 5 years, (ii) volatility of 78% - 86%, (iii) risk free rate of 2.27% - 2.90%, (iv) dividend rate of zero, (v) stock price of $0.05, and (vi) exercise price of $0.40.

The following table summarized the warrant activity for the year ended December 31, 2018:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2017	234,375	$0.40	5.00	$-
Granted	167,875	$0.40	5.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2018	402,250	$0.40	4.72	$-

Exercisable, December 31, 2018	402,250	$0.40	4.72	$-